FOUNDATION 1.1 VARIABLE UNIVERSAL LIFE (FVUL 1.1)
PREMIER 1.1 VARIABLE UNIVERSAL LIFE (PVUL 1.1)
ADVISOR VARIABLE UNIVERSAL LIFE (ADVUL)
ADVANCED VARIABLE UNIVERSAL LIFE (AVUL)
VARIABLE EXECUTIVE UNIVERSAL LIFE (VEUL)
VARIABLE EXECUTIVE UNIVERSAL LIFE 2 (VEUL2)
VARIABLE UNIVERSAL LIFE (VUL)
VARIABLE UNIVERSAL LIFE 2 (VUL2)
VARIABLE UNIVERSAL LIFE 3 (VUL3)
VARIABLE UNIVERSAL LIFE 4 (VUL4)
SURVIVORSHIP VARIABLE UNIVERSAL LIFE (SVUL)
VARIABLE UNIVERSAL LIFE – DEATH BENEFIT (VUL-DB)
VARIABLE UNIVERSAL LIFE – CASH VALUE (VUL-CV)
VARIABLE UNIVERSAL LIFE – CASH VALUE 2 (VUL-CV2)
PREMIER VARIABLE UNIVERSAL LIFE III (PVUL3)

Flexible Premium Variable Universal Life Insurance Policy
issued by: Midland National Life Insurance Company
through the Midland National Life Separate Account A

     Supplement dated January 12, 2010
to Prospectuses and Statement of Additional Information (SAI) Dated May 1, 2009

This supplement will alter the prospectuses listed above in the following manner:

On page two of the prospectus the following portfolio name change is effective January 6, 2010

         Goldman Sachs Growth and Income Fund changed its name to Goldman Sachs Large Cap Value Fund

Under “SEPARATE ACCOUNT INVESTMENT CHOICES” subsection “Investment Policies Of The Portfolios” the following name change is effective January 6, 2010.

Goldman Sachs VIT Large Cap Value Fund	Seeks long-term capital appreciation.

A corresponding name change is hereby made throughout the prospectus.

Please retain this supplement for future reference.